Loans and Accounts Receivable From Customers - Movements in Credit Risk Provisions (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (1,081,658)
Ending balance	(978,754)	$ (1,081,658)
Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(747,617)	(545,199)
- Increases due to change in credit risk	(146,676)	(207,540)
Decreases due to change in credit risk	52,968	43,482
- Charge-offs	61,536	87,082
- Changes due to modifications that did not result in derecognition	25,936	(869)
New financial assets originated or purchased	(210,999)	(291,865)
Financial assets that have been derecognized	290,422	162,519
Foreign exchange and other movements	(6,599)	4,773
Ending balance	(681,029)	(747,617)
Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(73,465)	(78,501)
- Increases due to change in credit risk	(23,189)	(14,741)
Decreases due to change in credit risk	15,587	13,941
- Charge-offs	3,994	2,709
- Changes due to modifications that did not result in derecognition	84	1,344
New financial assets originated or purchased	(20,928)	2,312
Financial assets that have been derecognized	20,708	5,316
Foreign exchange and other movements	(89)	(5,845)
Ending balance	(77,298)	(73,465)
Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(220,791)
- Increases due to change in credit risk	(64,758)
Decreases due to change in credit risk	57,431
- Charge-offs	88,172
- Changes due to modifications that did not result in derecognition	822
New financial assets originated or purchased	(96,197)
Financial assets that have been derecognized	46,744
Foreign exchange and other movements	(908)
Ending balance	(189,485)	(220,791)
Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(321,444)	(193,135)
- Increases due to change in credit risk	(44,610)	(52,321)
Decreases due to change in credit risk	1,285	6,849
- Charge-offs	538	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(67,474)	(116,657)
Financial assets that have been derecognized	151,856	66,395
Changes in models/risk parameters		(43,689)
Foreign exchange and other movements	23,758	10,916
Ending balance	(256,091)	(321,444)
Individually Evaluated [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(321,444)	(193,135)
- Increases due to change in credit risk	(44,610)	(52,321)
Decreases due to change in credit risk	1,285	6,849
- Charge-offs	538	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(67,474)	(116,657)
Financial assets that have been derecognized	151,856	66,395
Changes in models/risk parameters		(43,689)
Foreign exchange and other movements	23,758	10,916
Ending balance	(256,091)	(321,444)
Individually Evaluated [Member] | Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(73,465)	(78,501)
- Increases due to change in credit risk	(23,189)	(14,741)
Decreases due to change in credit risk	15,587	13,941
- Charge-offs	3,994	2,709
- Changes due to modifications that did not result in derecognition	84	1,344
New financial assets originated or purchased	(20,928)	2,312
Financial assets that have been derecognized	20,708	5,316
Foreign exchange and other movements	(89)	(5,845)
Ending balance	(77,298)	(73,465)
Individually Evaluated [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(220,791)
- Increases due to change in credit risk	(64,758)
Decreases due to change in credit risk	57,431
- Charge-offs	88,172
- Changes due to modifications that did not result in derecognition	822
New financial assets originated or purchased	(96,197)
Financial assets that have been derecognized	46,744
Foreign exchange and other movements	(908)
Ending balance	(189,485)	(220,791)
Individually Evaluated [Member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(46)
- Transfers to stage 2	434	82
- Transfers to stage 3		63
- Increases due to change in credit risk	(551)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(923)	(46)
Financial assets that have been derecognized	54	500
Foreign exchange and other movements	(441)	(645)
Ending balance	(1,473)	(46)
Individually Evaluated [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(46)
- Transfers to stage 2	434	82
- Transfers to stage 3		63
- Increases due to change in credit risk	(551)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(923)	(46)
Financial assets that have been derecognized	54	500
Foreign exchange and other movements	(441)	(645)
Ending balance	(1,473)	(46)
Individually Evaluated [Member] | Stage1 [member] | Mortgages loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(10,732)	(5,680)
- Transfers to stage 1	(12,872)	(8,391)
- Transfers to stage 2	584	1,243
- Transfers to stage 3	50	29
- Increases due to change in credit risk	(2,301)	(3,313)
Decreases due to change in credit risk	13,384	6,499
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(4,314)	(2,010)
Financial assets that have been derecognized	2,505	557
Foreign exchange and other movements	(460)	334
Ending balance	(14,156)	(10,732)
Individually Evaluated [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,649)
- Transfers to stage 1	(30,857)
- Transfers to stage 2	7,343
- Transfers to stage 3	1,732
- Increases due to change in credit risk	(5,214)
Decreases due to change in credit risk	45,112
- Charge-offs	1,975
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(39,383)
Financial assets that have been derecognized	18,099
Foreign exchange and other movements	(287)
Ending balance	(68,129)	(66,649)
Individually Evaluated [Member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,280)	(42,000)
- Transfers to stage 2	(896)	(82)
- Transfers to stage 3	38,161	9,055
- Increases due to change in credit risk	(13,174)	(8,381)
Decreases due to change in credit risk	1,033	4,761
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(9,685)	(12,567)
Financial assets that have been derecognized	16,584	4,873
Changes in models/risk parameters		3,009
Foreign exchange and other movements	(7,182)	(24,948)
Ending balance	(41,439)	(66,280)
Individually Evaluated [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,280)	(42,000)
- Transfers to stage 2	(896)	(82)
- Transfers to stage 3	38,161	9,055
- Increases due to change in credit risk	(13,174)	(8,381)
Decreases due to change in credit risk	1,033	4,761
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(9,685)	(12,567)
Financial assets that have been derecognized	16,584	4,873
Changes in models/risk parameters		3,009
Foreign exchange and other movements	(7,182)	(24,948)
Ending balance	(41,439)	(66,280)
Individually Evaluated [Member] | Stage 2 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(48,514)	(49,072)
- Transfers to stage 1	12,465	7,706
- Transfers to stage 2	(2,273)	(8,157)
- Transfers to stage 3	3,488	3,576
- Increases due to change in credit risk	(13,318)	(8,190)
Decreases due to change in credit risk	1,923	4,572
- Charge-offs	17	9
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(11,890)	(1,626)
Financial assets that have been derecognized	13,904	2,561
Foreign exchange and other movements	(438)	107
Ending balance	(44,636)	(48,514)
Individually Evaluated [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(105,353)
- Transfers to stage 1	27,197
- Transfers to stage 2	(11,038)
- Transfers to stage 3	13,288
- Increases due to change in credit risk	(20,757)
Decreases due to change in credit risk	11,943
- Charge-offs	11,260
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(28,339)
Financial assets that have been derecognized	24,742
Foreign exchange and other movements	(465)
Ending balance	(77,522)	(105,353)
Individually Evaluated [Member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(255,118)	(151,135)
- Transfers to stage 2	462
- Transfers to stage 3	(38,161)	(9,118)
- Increases due to change in credit risk	(30,885)	(43,940)
Decreases due to change in credit risk	252	2,088
- Charge-offs	538	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(56,866)	(104,044)
Financial assets that have been derecognized	135,218	61,022
Changes in models/risk parameters		(46,698)
Foreign exchange and other movements	31,381	36,509
Ending balance	(213,179)	(255,118)
Individually Evaluated [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(255,118)	(151,135)
- Transfers to stage 2	462
- Transfers to stage 3	(38,161)	(9,118)
- Increases due to change in credit risk	(30,885)	(43,940)
Decreases due to change in credit risk	252	2,088
- Charge-offs	538	198
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(56,866)	(104,044)
Financial assets that have been derecognized	135,218	61,022
Changes in models/risk parameters		(46,698)
Foreign exchange and other movements	31,381	36,509
Ending balance	(213,179)	(255,118)
Individually Evaluated [Member] | Stage 3 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(14,219)	(23,749)
- Transfers to stage 1	407	685
- Transfers to stage 2	1,689	6,914
- Transfers to stage 3	(3,538)	(3,605)
- Increases due to change in credit risk	(7,570)	(3,238)
Decreases due to change in credit risk	280	2,870
- Charge-offs	3,977	2,700
- Changes due to modifications that did not result in derecognition	84	1,344
New financial assets originated or purchased	(4,724)	5,948
Financial assets that have been derecognized	4,299	2,198
Foreign exchange and other movements	809	(6,286)
Ending balance	(18,506)	(14,219)
Individually Evaluated [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(48,789)
- Transfers to stage 1	3,660
- Transfers to stage 2	3,695
- Transfers to stage 3	(15,020)
- Increases due to change in credit risk	(38,787)
Decreases due to change in credit risk	376
- Charge-offs	74,937
- Changes due to modifications that did not result in derecognition	822
New financial assets originated or purchased	(28,475)
Financial assets that have been derecognized	3,903
Foreign exchange and other movements	(156)
Ending balance	(43,834)	(48,789)
Group [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(720,429)	(686,982)
- Increases due to change in credit risk	(190,013)	(231,820)
Decreases due to change in credit risk	124,701	105,766
- Charge-offs	153,164	174,358
- Changes due to modifications that did not result in derecognition	26,842	789
New financial assets originated or purchased	(260,650)	(298,108)
Financial assets that have been derecognized	206,018	178,018
Changes in models/risk parameters		43,689
Foreign exchange and other movements	(31,354)	(6,139)
Ending balance	(691,721)	(720,429)
Group [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(426,173)	(352,064)
- Increases due to change in credit risk	(102,066)	(155,219)
Decreases due to change in credit risk	51,683	36,633
- Charge-offs	60,998	86,884
- Changes due to modifications that did not result in derecognition	25,936	(869)
New financial assets originated or purchased	(143,525)	(175,208)
Financial assets that have been derecognized	138,566	96,124
Changes in models/risk parameters		43,689
Foreign exchange and other movements	(30,357)	(6,143)
Ending balance	(424,938)	(426,173)
Group [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(220,791)	(256,417)
- Increases due to change in credit risk		(61,860)
Decreases due to change in credit risk		55,192
- Charge-offs		84,765
- Changes due to modifications that did not result in derecognition		314
New financial assets originated or purchased		(125,212)
Financial assets that have been derecognized		76,578
Foreign exchange and other movements		5,849
Ending balance		(220,791)
Group [Member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(165,461)	(145,415)
- Transfers to stage 1	(59,643)	(49,315)
- Transfers to stage 2	14,455	19,402
- Transfers to stage 3	3,441	2,280
- Increases due to change in credit risk	(18,682)	(28,719)
Decreases due to change in credit risk	89,207	59,996
- Charge-offs	2,050	1,390
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(76,803)	(80,071)
Financial assets that have been derecognized	55,342	50,438
Foreign exchange and other movements	(1,420)	4,553
Ending balance	(157,514)	(165,461)
Group [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(88,080)	(73,036)
- Transfers to stage 1	(15,914)	(10,902)
- Transfers to stage 2	6,528	6,731
- Transfers to stage 3	1,659	797
- Increases due to change in credit risk	(11,167)	(18,554)
Decreases due to change in credit risk	30,711	18,779
- Charge-offs	75	72
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(33,106)	(43,530)
Financial assets that have been derecognized	34,738	30,039
Foreign exchange and other movements	(673)	1,524
Ending balance	(75,229)	(88,080)
Group [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,649)	(66,692)
- Transfers to stage 1		(30,022)
- Transfers to stage 2		11,428
- Transfers to stage 3		1,454
- Increases due to change in credit risk		(6,852)
Decreases due to change in credit risk		34,718
- Charge-offs		1,318
- Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		(34,531)
Financial assets that have been derecognized		19,842
Foreign exchange and other movements		2,688
Ending balance		(66,649)
Group [Member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(280,410)	(260,297)
- Transfers to stage 1	54,981	39,672
- Transfers to stage 2	(25,098)	(36,007)
- Transfers to stage 3	27,535	28,404
- Increases due to change in credit risk	(67,529)	(64,496)
Decreases due to change in credit risk	27,141	37,255
- Charge-offs	12,455	14,707
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(86,958)	(118,827)
Financial assets that have been derecognized	80,384	68,536
Changes in models/risk parameters		(3,009)
Foreign exchange and other movements	(5,967)	13,652
Ending balance	(263,466)	(280,410)
Group [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(126,543)	(109,671)
- Transfers to stage 1	15,319	9,080
- Transfers to stage 2	(11,787)	(10,831)
- Transfers to stage 3	10,759	15,934
- Increases due to change in credit risk	(33,454)	(33,761)
Decreases due to change in credit risk	13,275	12,941
- Charge-offs	1,178	305
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(46,729)	(57,865)
Financial assets that have been derecognized	41,738	27,096
Changes in models/risk parameters		(3,009)
Foreign exchange and other movements	(5,064)	23,238
Ending balance	(141,308)	(126,543)
Group [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(105,353)	(113,507)
- Transfers to stage 1		22,886
- Transfers to stage 2		(17,019)
- Transfers to stage 3		8,894
- Increases due to change in credit risk		(22,545)
Decreases due to change in credit risk		19,742
- Charge-offs		14,393
- Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		(59,336)
Financial assets that have been derecognized		38,879
Foreign exchange and other movements		2,260
Ending balance		(105,353)
Group [Member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(274,558)	(281,270)
- Transfers to stage 1	4,662	9,643
- Transfers to stage 2	10,643	16,605
- Transfers to stage 3	(30,976)	(30,684)
- Increases due to change in credit risk	(103,802)	(138,605)
Decreases due to change in credit risk	8,353	8,515
- Charge-offs	138,659	158,261
- Changes due to modifications that did not result in derecognition	26,842	789
New financial assets originated or purchased	(96,889)	(99,210)
Financial assets that have been derecognized	70,292	59,044
Changes in models/risk parameters		46,698
Foreign exchange and other movements	(23,967)	(24,344)
Ending balance	(270,741)	(274,558)
Group [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(211,550)	(169,357)
- Transfers to stage 1	595	1,822
- Transfers to stage 2	5,259	4,100
- Transfers to stage 3	(12,418)	(16,731)
- Increases due to change in credit risk	(57,445)	(102,904)
Decreases due to change in credit risk	7,697	4,913
- Charge-offs	59,745	86,507
- Changes due to modifications that did not result in derecognition	25,936	(869)
New financial assets originated or purchased	(63,690)	(73,813)
Financial assets that have been derecognized	62,090	38,989
Changes in models/risk parameters		46,698
Foreign exchange and other movements	(24,620)	(30,905)
Ending balance	(208,401)	(211,550)
Group [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (48,789)	(76,218)
- Transfers to stage 1		7,136
- Transfers to stage 2		5,591
- Transfers to stage 3		(10,348)
- Increases due to change in credit risk		(32,463)
Decreases due to change in credit risk		732
- Charge-offs		69,054
- Changes due to modifications that did not result in derecognition		314
New financial assets originated or purchased		(31,345)
Financial assets that have been derecognized		17,857
Foreign exchange and other movements		901
Ending balance		$ (48,789)